Trade Accounts Receivables and Other Current Assets - Trade Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivables and Other Current Assets
Provision for Doubtful Accounts	$ 0	$ 0